Marketable Securities – InterCure Ltd (Tables)	12 Months Ended
Dec. 31, 2025
Marketable Securities – InterCure Ltd [Abstract]
Schedule of Changes in Marketable Securities	Changes in marketable securities for the years ended December 31, 2025, 2024 and 2023, were as follows:
	December 31,
	2025	2024	2023
	U.S. dollars in thousands

Fair value opening balance	772	605	1,627
Changes in fair value during the year	5	(167)	(1,022)
Fair value before disposal	777	772	605
Proceeds from sale	(777)	-	-

Fair value closing balance	-	772	605